Earning per unit and cash distributions	6 Months Ended
Jun. 30, 2018
Earnings Per Unit [Abstract]
Earnings Per Share [Text Block]
18. Earning per unit and cash distributions

The calculation of basic and diluted earnings per unit are presented below:

	Three months ended June 30,		Six months ended June 30,
(in thousands of U.S. dollars, except per unit numbers)	2018	2017	2018	2017
Net income	$19,944	$12,212	41,630	$28,401
Adjustment for:
Non-controlling interest	—	2,812	—	5,556
Preferred unitholders' interest in net income	3,003	—	5,663	—
Limited partners' interest in net income	16,941	9,400	35,967	22,845
Less: Dividends paid or to be paid (1)	(14,988)	(14,441)	(29,942)	(28,878)
Under (over) distributed earnings	1,953	(5,041)	6,025	(6,033)
Under (over) distributed earnings attributable to:
Common units public	1,053	(2,702)	3,253	(3,233)
Common units Höegh LNG	124	(324)	383	(388)
Subordinated units Höegh LNG	776	(2,015)	2,390	(2,412)
	1,953	(5,041)	6,026	(6,033)
Basic weighted average units outstanding (in thousands)
Common units public	17,827	17,643	17,790	17,641
Common units Höegh LNG	2,101	2,116	2,102	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156
Diluted weighted average units outstanding (in thousands)
Common units public	17,839	17,654	17,804	17,651
Common units Höegh LNG	2,101	2,116	2,102	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Basic and diluted earnings per unit (2):
Common unit public	$0.50	$0.28	$1.07	$0.68
Common unit Höegh LNG (3)	$0.53	$0.30	$1.11	$0.71
Subordinated unit Höegh LNG (3)	$0.53	$0.30	$1.11	$0.71

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based on the number of units outstanding at the period end.

(2)
Effective March 23, 2018, the Partnership granted 14,584 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. The increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit were the same.

(3)
Includes total amounts attributable to incentive distributions rights of $398 and $795 for the three and six months ended June 30, 2018, respectively, of which $55 and $109 for the three and six months ended June 30, 2018, respectively, were attributed to common units owned by Höegh LNG. Total amounts attributable to incentive distributions rights of $343 and $685 for the three and six months ended June 30, 2018, respectively, were attributed to subordinated units owned by Höegh LNG. For the three and six months ended June 30, 2017, total amounts attributable to incentive distributions rights of $285 and $570, of which $40 and 79 were attributed to common units owned by Höegh LNG and $246 and $491 were attributed to subordinated units owned by Höegh LNG.

As of June 30, 2018, the Partnership has issued and outstanding 19,953,257 common units, 5,388,026 Series A preferred units and 13,156,060 subordinated units.
As of June 30, 2018,
17,851,819 of the common units were held by the public and 2,101,438 of the common units were held by Höegh LNG. As of June 30, 2018, Höegh LNG owned all of the 13,156,060 subordinated units. The General Partner has a non-economic interest and has no units.

Earnings per unit is calculated by dividing net income by the weighted average number of units outstanding during the applicable period.

The common unitholders’ and subordinated unitholders’ interest in net income are calculated as if all net income were distributed according to terms of the Partnership’s Second Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash. Available cash, a contractual defined term, generally means all cash on hand at the end of the quarter after deduction for cash reserves established by the board of directors and the Partnership’s subsidiaries to i) provide for the proper conduct of the business (including reserves for future capital expenditures and for the anticipated credit needs); ii) comply with applicable law, any of the debt instruments or other agreements; iii) provide funds for payments on the Series A preferred units; and iv) provide funds for distributions to the unitholders for any one or more of the next four quarters. Therefore, the earnings per unit is not indicative of future cash distributions that may be made. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on derivative instruments and unrealized gains or losses on foreign exchange transactions.

During the subordination period, the common units will have the right under the Partnership Agreement to receive distributions of available cash from operating surplus in an amount equal to the minimum quarterly distribution of $0.3375 per unit, plus any arrearages in the payment of the minimum quarterly distribution on the common units from prior quarters, before any distributions of available cash from operating surplus may be made on the subordinated units. Distribution arrearages do not accrue on the subordinated units.

Distributions of available cash from operating surplus are to be made in the following manner for any quarter during the subordination period:

•	first , 100.0% to the common unitholders, pro rata, until the Partnership distributes for each outstanding common unit an amount equal to the minimum quarterly distribution of $0.3375 for that quarter;

•
second
, 100.0% to the common unitholders, pro rata, until the Partnership distributes for each outstanding common unit an amount equal to any arrearages in payment of the minimum quarterly distribution on the common units for any prior quarters during the subordination period; and

•	third , 100.0% to the subordinated unitholders, pro rata, until the Partnership distributes for each subordinated unit an amount equal to the minimum quarterly distribution of $0.3375 for that quarter.

In addition, Höegh LNG currently holds all of the IDRs in the Partnership. IDRs represent the rights to receive an increasing percentage of quarterly distributions of available cash for operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

•	the Partnership has distributed available cash from operating surplus to the common and subordinated unitholders in an amount

If for any quarter during the subordination period:

equal to the minimum quarterly distribution; and

•	the Partnership has distributed available cash from operating surplus on outstanding common units in an amount necessary to eliminate any cumulative arrearages in payment of the minimum quarterly distribution;

then, the Partnership will distribute any additional available cash from operating surplus for that quarter among the unitholders and the holders of the IDRs in the following manner:

•	first , 100.0% to all unitholders, pro rata, until each unitholder receives a total of $0.388125 per unit for that quarter (the “first target distribution”);

•
second
, 85.0% to all unitholders, pro rata, and 15.0% to the holders of the IDRs, pro rata, until each unitholder receives a total of $0.421875 per unit for that quarter (the “second target distribution”);

•
third
, 75.0% to all unitholders, pro rata, and 25.0% to the holders of the IDRs, pro rata, until each unitholder receives a total of $0.50625 per unit for that quarter (the “third target distribution”); and

•	thereafter , 50.0% to all unitholders, pro rata, and 50.0% to the holders of the IDRs, pro rata.

In each case, the amount of the target distribution set forth above is exclusive of any distributions to common unitholders to eliminate any cumulative arrearages in payment of the minimum quarterly distribution. The percentage interests set forth above assume that the Partnership does not issue additional classes of equity securities.